Schedules of Investment	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Schedules Of Investment
Investment in Bitcoin, at fair value, Fair Value	1,931.03	1,937.86	2,750.14
Investment in Bitcoin, at fair value, Units (in Dollars)	$ 159,203,438	$ 180,982,533	$ 115,545,433
Investment in Bitcoin, at fair value, Percentage of Net Assets	100.00%	100.00%	100.00%
Liabilities, less cash and other assets (in Dollars)	$ (144,665)	$ (203,050)	$ (81,169)
Liabilities, less cash and other assets	0.00%	0.00%	0.00%
Net assets (in Dollars)	$ 159,058,773	$ 180,779,483	$ 115,464,264
Net assets	100.00%	100.00%	100.00%